Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended				12 Months Ended
	Apr. 04, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Apr. 30, 2025	Sep. 30, 2022
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							201,965	239,464
Goodwill, Impairment Loss								$ 0
Loss Contingency Accrual, Product Liability, Net										$ 8,434,000
Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.01	$ 0.01
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							2.00	$ 3.00
Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					51,020
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01
Stock Issued During Period, Shares, Other								1,233,108
Common Class A [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					130,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01		$ 18.00
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other			10,000	510,000	26,186	104,748	161,486
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.8202								$ 0.8202
[custom:PrefundedWarrantPricePerShare-0]	0.8201
[custom:PlacementAgentFees-0]									$ 355,000
Subsequent Event [Member] | Short Term Loan Agreement [Member]
Subsequent Event [Line Items]
Short-Term Debt		$ 200,000		$ 200,000
[custom:FutureReceiptsPurchasedAmount]		710,000
Proceeds from Issuance of Debt		480,000
Subsequent Event [Member] | Short Term Loan Agreement [Member] | Weekly Installments [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment		9,000
Subsequent Event [Member] | Short Term Loan Agreement [Member] | Weekly Installments [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment		$ 22,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									5,755,396
Subsequent Event [Member] | April Two Thousand Twenty Five Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.8202
[custom:PrefundedWarrantExercisePricePerShare-0]	0.01%
Proceeds from Issuance Initial Public Offering	$ 3,645
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	3,850,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,026,860								682,760
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.8202								$ 1.39
Subsequent Event [Member] | Common Class A [Member] | April Two Thousand Twenty Five Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,876,860